Offerings	Aug. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000625 each
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 6,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 956.88
Offering Note	Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.000625 each
Amount Registered | shares	870,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 4,350,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 665.99
Offering Note	Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.